Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Reconciliation of the income tax expense computed using the statutory Federal income tax rate to the actual income tax expense
Income tax expense at statutory rate	$ 48,942	$ 82,174	$ 15,291
State income taxes, net of federal income tax benefit	(2,237)	1,566	(1,125)
Change in valuation allowance	(1,259)	(539)	786
Effect of international operations, including foreign export benefit and earnings indefinitely reinvested	(5,645)	(8,476)	(3,625)
Domestic manufacturing deduction	(481)	(1,918)	(1,874)
Transaction costs			1,164
Tax benefit attributable to Le Naturiste sale		(7,792)
Other	1,066	249	372
Total provision	$ 40,386	$ 65,264	$ 10,989
Reconciliation of the income tax expense computed using the statutory Federal income tax rate to the effective income tax rate
Income tax expense at statutory rate (as a percent)	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit (as a percent)	(1.60%)	0.60%	(2.60%)
Change in valuation allowance (as a percent)	(0.90%)	(0.10%)	1.80%
Effect of international operations, including foreign export benefit and earnings indefinitely reinvested (as a percent)	(4.00%)	(3.60%)	(8.30%)
Domestic manufacturing deduction (as a percent)	(0.30%)	(0.80%)	(4.30%)
Transaction costs (as a percent)	0.00%	0.00%	2.70%
Tax benefit attributable to Le Naturiste sale (as a percent)	0.00%	(3.30%)	0.00%
Other (as a percent)	0.80%	0.00%	0.80%
Effective income tax rate (as a percent)	28.90%	27.80%	25.10%